RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of amounts due to related parties (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Due to related parties, current	$ 443,071	$ 57,254
Company owned by an officer and director
Due to related parties, current	95,814	21
Company controlled by officers and directors
Due to related parties, current	147,261	39,565
Company controlled by officers and directors(2)
Due to related parties, current	156,200	5,650
Chief Executive Officer
Due to related parties, current	39,123	5,476
Chief Financial Officer
Due to related parties, current	1,335	1,272
Major Shareholder
Due to related parties, current	3,338	3,180
Company controlled by a director
Due to related parties, current	$ 0	$ 2,090